Debt - Summary of Maturities of Short and Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 42,176	$ 45,956
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
2023	42,176
Total	$ 42,176	$ 45,956